Financial risk management and financial instruments - Derivatives Entered (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($) MT $ / T $ / gal $ / bbl R / $ MMBbls	Jun. 30, 2018 ZAR (R) MT MMBbls	Jun. 30, 2017 USD ($) MT $ / T $ / bbl R / $ MMBbls	Jun. 30, 2017 ZAR (R) MT MMBbls	Jun. 30, 2018 ZAR (R) MT $ / T $ / gal $ / bbl R / $ MMBbls	Jun. 30, 2017 ZAR (R) MT $ / T $ / bbl R / $ MMBbls
Crude oil options
Financial risk management and financial instruments
Premium paid | $	$ 207		$ 103
Number of barrels | MMBbls	98	98	55	55
Number of barrels - open positions | MMBbls	48		25		48	25
Number of barrels - settled | MMBbls	50	50	30	30
Average Brent crude oil price floor, net of costs (in USD per barrel) | $ / bbl	53.36		48.15		53.36	48.15
Realised (losses)/gains recognised in the income statement		R (1,605)		R (732)
Unrealised (losses)/gains recognised in the income statement		(1,698)		495
Amount included in the statement of financial position					R 482	R 1,116
Zero cost collar
Financial risk management and financial instruments
Contract/Notional amount | $	$ 4,000		$ 4,000
Annual average floor (in Rand per USD) | R / $	13.14		13.46		13.14	13.46
Annual average cap (in Rand per USD) | R / $	15.14		15.51		15.14	15.51
Realised (losses)/gains recognised in the income statement		2,772
Unrealised (losses)/gains recognised in the income statement		R (1,836)		R 1,608
Amount included in the statement of financial position					R (338)	R 1,543
Coal swaps
Financial risk management and financial instruments
Number of tons hedged | MT	4.20	4.20	3.93	3.93
Number of tons - open positions | MT	1.40		2.10		1.40	2.10
Number of tons - settled | MT	2.80	2.80	1.83	1.83
Average swap price | $ / T	81.82		77.52		81.82	77.52
Realised (losses)/gains recognised in the income statement		R (618)		R 74
Unrealised (losses)/gains recognised in the income statement		R (406)		R 20
Amount included in the statement of financial position					R (414)	R 19
Ethane swaps
Financial risk management and financial instruments
Number of barrels | MMBbls	5.80	5.80
Number of barrels - open positions | MMBbls	3.50				3.50
Number of barrels - settled | MMBbls	2.30	2.30
Average Brent crude oil price floor, net of costs (in USD per barrel) | $ / gal	0.27				0.27
Realised (losses)/gains recognised in the income statement		R (1)
Unrealised (losses)/gains recognised in the income statement		R 30
Amount included in the statement of financial position					R 33